Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2015
Consolidated Statements of Changes in Equity (Parenthetical) [Abstract]
Net of issue expenses	$ 613	$ 811	$ 621	$ 1,314